Deposits - Scheduled Maturities of Other Time Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Banking and Thrift [Abstract]
2017	$ 137,907
2018	97,986
2019	29,945
2020	16,811
2021	10,429
Other time deposits	$ 293,078	$ 314,664